Retirement Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Retirement Plans [Abstract]
RETIREMENT PLANS

NOTE 12 — RETIREMENT PLANS

The Company sponsors a traditional 401(k), Roth 401(k) and profit-sharing plan (the “Plan”), in which all eligible employees may participate after completing 3 months of employment. No contributions have been made by the Company during the nine months ended September 30, 2025 and 2024.

NOTE 14 — RETIREMENT PLANS

The Company sponsors a traditional 401(k), Roth 401(k) and profit-sharing plan (the “Plan”), in which all eligible employees may participate after completing 3 months of employment. No contributions have been made by the Company during the years ended of December 31, 2024 and 2023.